UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: P.O. Box 64197, Trust Department
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Vice President & Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     May 04, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-NAME CHANGE                Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $214,108 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     5184    63320 SH       OTHER                   17460    45860        0
ALCOA INC                      COM              013817101      930    26805 SH       OTHER                    9520    17285        0
ALLSTATE CORP                  COM              020002101     1009    22196 SH       OTHER                    6335    15861        0
AMERICAN INTL GROUP INC        COM              026874107     5913    82876 SH       OTHER                   32320    50556        0
AMGEN INC                      COM              031162100      578     9937 SH       OTHER                    1100     8837        0
BANK OF AMERICA CORPORATION    COM              060505104     2797    34539 SH       OTHER                   10165    24374        0
BELLSOUTH CORP                 COM              079860102      201     7258 SH       OTHER                    1896     5362        0
CARDINAL HEALTH INC            COM              14149Y108     2995    43470 SH       OTHER                   15180    28290        0
CHEVRONTEXACO CORP             COM              166764100     3669    41795 SH       OTHER                   11931    29864        0
CISCO SYS INC                  COM              17275R102     4584   194485 SH       OTHER                   77565   116920        0
CITIGROUP INC                  COM              172967101     4452    86103 SH       OTHER                   35314    50789        0
COCA COLA CO                   COM              191216100      429     8527 SH       OTHER                    7700      827        0
COLGATE PALMOLIVE CO           COM              194162103     3131    56825 SH       OTHER                   23130    33695        0
COMCAST CORP NEW               CL A SPL         20030N200     4247   152485 SH       OTHER                   56050    96435        0
CONOCOPHILLIPS                 COM              20825C104     2455    35167 SH       OTHER                   10680    24487        0
DEERE & CO                     COM              244199105     7039   101565 SH       OTHER                   37405    64160        0
DELL INC                       COM              24702R101     4553   135415 SH       OTHER                   41670    93745        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1021    24182 SH       OTHER                    6950    17232        0
E M C CORP MASS                COM              268648102      685    50364 SH       OTHER                   17370    32994        0
EBAY INC                       COM              278642103      783    11295 SH       OTHER                    3035     8260        0
EXELON CORP                    COM              30161N101     4192    60867 SH       OTHER                   32687    28180        0
EXXON MOBIL CORP               COM              30231G102     6869   165148 SH       OTHER                   79481    85667        0
FEDERAL NATL MTG ASSN          COM              313586109     2670    35905 SH       OTHER                   10045    25860        0
FLEETBOSTON FINL CORP          COM              339030108     2635    58693 SH       OTHER                    8184    50509        0
GENERAL ELEC CO                COM              369604103     5966   195489 SH       OTHER                   82392   113097        0
HARLEYSVILLE NATL CORP PA      COM              412850109     5258   188928 SH       OTHER                   79853   109075        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      379    12649 SH       OTHER                    4613     8036        0
ILLINOIS TOOL WKS INC          COM              452308109     2329    29399 SH       OTHER                   12935    16464        0
INTEL CORP                     COM              458140100     6031   221735 SH       OTHER                   85865   135870        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2493    27144 SH       OTHER                    8025    19119        0
INTL PAPER CO                  COM              460146103     3090    73113 SH       OTHER                   26190    46923        0
JOHNSON & JOHNSON              COM              478160104     4836    95354 SH       OTHER                   34030    61324        0
JOHNSON CTLS INC               COM              478366107     6737   113896 SH       OTHER                   41269    72627        0
KNBT BANCORP INC               COM              482921103      248    14045 SH       SOLE                    14045        0        0
MBNA CORP                      COM              55262L100     3928   142162 SH       OTHER                   52440    89722        0
MCGRAW HILL COS INC            COM              580645109     5189    68155 SH       OTHER                   23050    45105        0
MEDTRONIC INC                  COM              585055106     2472    51760 SH       OTHER                   19160    32600        0
MELLON FINL CORP               COM              58551A108      242     7724 SH       OTHER                    4224     3500        0
MERCK & CO INC                 COM              589331107     2997    67813 SH       OTHER                   27274    40539        0
MICROSOFT CORP                 COM              594918104     4351   174538 SH       OTHER                   64730   109808        0
MORGAN STANLEY                 COM NEW          617446448     2746    47922 SH       OTHER                   18040    29882        0
NATIONAL PENN BANCSHARES INC   COM              637138108      419    13284 SH       SOLE                    13284        0        0
NOKIA CORP                     SPONSORED ADR    654902204     1784    87970 SH       OTHER                   32060    55910        0
NORFOLK SOUTHERN CORP          COM              655844108      216     9800 SH       SOLE                     9800        0        0
PARKER HANNIFIN CORP           COM              701094104      203     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     1683    31245 SH       OTHER                    9295    21950        0
PFIZER INC                     COM              717081103     5397   153984 SH       OTHER                   51285   102699        0
PNC FINL SVCS GROUP INC        COM              693475105      821    14816 SH       OTHER                    8847     5969        0
PPL CORP                       COM              69351T106     4474    98112 SH       OTHER                   68709    29403        0
PROCTER & GAMBLE CO            COM              742718109     5045    48100 SH       OTHER                   13490    34610        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1282    27296 SH       OTHER                   26096     1200        0
QUEST DIAGNOSTICS INC          COM              74834L100     3021    36470 SH       OTHER                   12200    24270        0
ROYAL BANCSHARES PA INC        CL A             780081105      297    11664 SH       SOLE                    11664        0        0
SBC COMMUNICATIONS INC         COM              78387G103      839    34189 SH       OTHER                    9346    24843        0
SYSCO CORP                     COM              871829107     1134    29040 SH       OTHER                   10000    19040        0
TEXAS INSTRS INC               COM              882508104     1010    34578 SH       OTHER                   13350    21228        0
UNIVEST CORP PA                COM              915271100    34493   705958 SH       OTHER                  156081   549877        0
VERIZON COMMUNICATIONS         COM              92343V104     2478    67807 SH       OTHER                   26680    41127        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100      660    27633 SH       OTHER                    8740    18893        0
WACHOVIA CORP 2ND NEW          COM              929903102     6365   135430 SH       OTHER                   27747   107683        0
WAL MART STORES INC            COM              931142103     5443    91190 SH       OTHER                   36350    54840        0
WELLS FARGO & CO NEW           COM              949746101     4731    83478 SH       OTHER                   27155    56323        0